Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Contributed equity
Ordinary shares	583,949,612	498,626,208	482,639,654	428,221,398
Total Equity	$ 549,326	$ 481,052	$ 546,008	$ 516,766
Ordinary Shares
Contributed equity
Ordinary shares	583,949,612	498,626,208	482,639,654
Less: Treasury Shares	(3,500,000)	(3,500,000)	(3,500,000)
Total Contributed Equity	580,449,612	495,126,208	479,139,654
Ordinary shares	$ 1,051,450	$ 910,405	$ 889,481
Total Equity	$ 1,051,450	$ 910,405	$ 889,481	$ 830,425